Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets/(liabilities) are as follows:

	December 31,
	2021	2020
Deferred tax liability
Net operating loss carryforward	$202,195	$—
Unrealized gain on marketable securities	—	(1,282)
Total deferred tax liability	202,195	(1,282)
Valuation Allowance	(202,195)	—
Deferred tax liability	$—	$(1,282)

The income tax provision consists of the following:

	As of December 31,
	2021	2020
Federal
Current	$—	$166,676
Deferred	(202,195)	(6,400)
State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	202,195	—

Income tax provision	$—	$160,276

As of December 31, 2021 and 2020, the Company has $962,832 and $0 U.S. federal net operating loss carryovers, respectively, available to offset future taxable income, which can be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2021 and 2020, the change in the valuation allowance was $202,195 and $0, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liabilities	(33.0)%	(44.5)%
Interest and Penalties	1.0%	0.0%
Valuation allowance	11.0%	0.0%
Income tax provision	0.0%	(23.5)%

The Company files income tax returns in the U.S. federal jurisdiction and New York and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.